PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Sep. 30, 2021
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property and equipment

Property, plant and equipment, net consisted of the following:

	As of	As of
	September 30, 2021	September 30, 2020
Property and Buildings	$9,711,722	$9,114,893
Machinery and equipment	19,594,986	18,175,739
Automobiles	689,651	611,923
Office and electric equipment	148,439	137,588
Subtotal	30,144,798	28,040,143
Construction in progress	2,020,457	158,975
Less: accumulated depreciation	(23,045,753)	(20,780,090)
Property and equipment, net	$9,119,502	$7,419,028